Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2045 Fund - Fidelity Freedom 2045 Fund	May 30, 2024
Bar Chart Table:
Annual Return 2014	5.79%
Annual Return 2015	(0.16%)
Annual Return 2016	8.57%
Annual Return 2017	22.21%
Annual Return 2018	(8.91%)
Annual Return 2019	25.40%
Annual Return 2020	18.15%
Annual Return 2021	16.45%
Annual Return 2022	(18.26%)
Annual Return 2023	20.56%